UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21060

                AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS










AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC


Quarterly Report (unaudited)

April 30, 2007

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                             Schedule of Investments

                                 April 30, 2007
                                   (unaudited)

                                                                                   % OF MEMBERS'
PORTFOLIO FUND NAME                                      COST             VALUE       CAPITAL
----------------------------------------------------------------------------------------------------


Davidson Kempner Partners                          $   50,000,000   $   64,500,898      12.26%
Farallon Capital Offshore Investors, Inc.              69,000,000       76,539,783      14.55
FFIP, L.P.                                             34,630,000       41,745,399       7.94
HBK Fund L.P.                                          60,000,000       60,792,000      11.56
Ishin Fund, LLC                                        33,000,000       36,969,602       7.03
Lazard Emerging Income, L.P.                           25,000,000       27,261,288       5.18
Parsec Trading Corp.                                   14,100,000       15,704,000       2.99
Pequot Credit Opportunities Fund, L.P.                 38,000,000       33,299,411       6.33
Pequot Short Credit Fund, L.P.                         10,000,000       17,461,296       3.32
Perry Partners, L.P.                                    7,045,298        8,109,596       1.54
Satellite Fund II, L.P.                                25,850,000       36,229,286       6.89
South Hill Trading Corp.                               15,000,000       17,771,256       3.38
Sowood Alpha Fund, L.P.                                42,000,000       55,854,611      10.62
                                                   -------------------------------------------------
    Total                                          $  423,625,298   $  492,238,426      93.59%
                                                   =================================================

The aggregate cost of investments for tax purposes was $440,881,166. Net unrealized appreciation on investments for tax purposes was $51,357,260 consisting of $54,757,164 of gross unrealized appreciation and $3,399,904 of gross unrealized depreciation.

Percentages are based on Members' Capital of $525,976,103. The investments in portfolio funds shown above, representing 93.59% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2007
                                   (unaudited)

                                                                                   % OF MEMBERS'
PORTFOLIO FUND NAME                                      COST             VALUE       CAPITAL
----------------------------------------------------------------------------------------------------


Aurelius Capital Partners, L.P.                    $   27,500,000   $   31,447,654      23.33%
King Street Capital, L.P.                              24,050,000       31,582,483      23.43
One East Partners, L.P.                                25,500,000       26,613,336      19.74
Silver Point Capital Fund, L.P.                        19,100,000       27,583,358      20.46
Watershed Capital Partners, L.P.                       11,050,000       14,634,775      10.86
                                                   -------------------------------------------------
    Total                                          $  107,200,000   $  131,861,606      97.82%
                                                   =================================================


The aggregate cost of investments for tax purposes was $111,837,247. Net unrealized appreciation on investments for tax purposes was $20,024,359 consisting of $20,024,359 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $134,805,446. The investments in portfolio funds shown above, representing 97.82% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                  Aetos Capital Long/Short Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2007
                                   (unaudited)

                                                                                   % OF MEMBERS'
PORTFOLIO FUND NAME                                      COST             VALUE       CAPITAL
----------------------------------------------------------------------------------------------------


Bay Pond Partners, L.P.                            $   32,000,000   $   55,894,886       6.67%
Bay Resource Partners, L.P.                            35,000,000       51,304,914       6.12
Cadmus Capital Partners (QP), L.P.                     64,330,248       76,785,006       9.16
Cantillion Pacific, L.P.                               13,000,000       16,766,793       2.00
Cantillion U.S., L.P.                                  12,699,464       14,618,291       1.74
Cavalry Technology, L.P.                               58,750,000       66,833,919       7.98
Copper River Partners, L.P.                            10,000,000        9,144,110       1.09
The Elkhorn Fund, LLC                                  52,854,685       62,337,850       7.44
Highside Capital Partners, L.P.                        60,000,000       72,263,218       8.62
Icarus Qualified Partners, L.P.                        21,000,000       21,621,163       2.58
JL Partners, L.P.                                      57,820,000       81,153,333       9.69
North River Partners, L.P.                             36,650,000       44,942,878       5.36
Standard Global Equity Partners SA, L.P.               58,700,000       71,398,864       8.52
UC Financials Fund Limited                             20,000,000       20,783,166       2.48
ValueAct Capital Partners III, L.P.                    75,000,000       77,382,028       9.24
Viking Global Equities, L.P.                           50,000,000       66,272,031       7.91
Woodbourne Daybreak Global Fund LP                     27,000,000       28,193,211       3.37
                                                   -------------------------------------------------
    Total                                          $  684,804,397   $  837,695,661      99.97%
                                                   =================================================


The aggregate cost of investments for tax purposes was $701,637,077. Net unrealized appreciation on investments for tax purposes was $136,058,584 consisting of $136,914,474 of gross unrealized appreciation and $855,890 of gross unrealized depreciation.

Percentages are based on Members' Capital of $837,933,347. The investments in portfolio funds shown above, representing 99.97% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                Aetos Capital Market Neutral Strategies Fund, LLC

                             Schedule of Investments

                                 April 30, 2007
                                   (unaudited)

                                                                                   % OF MEMBERS'
PORTFOLIO FUND NAME                                      COST             VALUE       CAPITAL
----------------------------------------------------------------------------------------------------


AQR Absolute Return Institutional Fund, L.P.       $   26,187,363   $   30,322,742      25.93%
Bravura 99 Fund, L.P.                                  30,682,132       34,061,995      29.12
Cantillion U.S. Low Volatility, L.P.                   27,500,000       31,253,372      26.72
GMO Mean Reversion Fund                                16,000,000       20,130,863      17.21
                                                   -------------------------------------------------
    Total                                          $  100,369,495   $  115,768,972      98.98%
                                                   =================================================

The aggregate cost of investments for tax purposes was $104,188,632. Net unrealized appreciation on investments for tax purposes was $11,580,340 consisting of $11,580,340 of gross unrealized appreciation and $0 of gross unrealized depreciation.

Percentages are based on Members' Capital of $116,961,486. The investments in portfolio funds shown above, representing 98.98% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                      Aetos Capital Opportunities Fund, LLC

                             Schedule of Investments

                                 April 30, 2007
                                   (unaudited)

                                                                                       % OF MEMBERS'
PORTFOLIO FUND NAME                                         COST             VALUE        CAPITAL
----------------------------------------------------------------------------------------------------


Davidson Kempner Healthcare Fund LP                    $    5,000,000   $   5,061,861       3.28%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.       14,500,000      14,049,767       9.10
Joho Partners, L.P.                                        19,000,000      23,464,132      15.19
Pequot Short Credit Fund, L.P.                              8,000,000       7,426,651       4.81
Sansar Capital, L.P.                                       15,000,000      16,092,780      10.42
Saras Capital Partners, L.P.                               15,000,000      18,748,329      12.14
Scopia PX, LLC                                             14,000,000      16,643,658      10.77
Sheffield Institutional Partners, L.P.                      8,500,000       9,711,501       6.29
Spindrift Partners, L.P.                                   18,000,000      20,901,267      13.53
Standard Pacific Asymmetric Opportunities Fund, L.P.        3,000,000       2,876,277       1.86
Venn Global Opportunities Fund L.P.                        14,500,000      14,824,495       9.60
                                                       ---------------------------------------------
    Total                                              $  134,500,000   $ 149,800,718      96.99%
                                                       =============================================

The aggregate cost of investments for tax purposes was $134,476,124. Net unrealized appreciation on investments for tax purposes was $15,324,594 consisting of $16,270,970 of gross unrealized appreciation and $946,376 of gross unrealized depreciation.

Percentages are based on Members' Capital of $154,447,903. The investments in portfolio funds shown above, representing 96.99% of Members' Capital, have been fair valued.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Aetos Capital Market Neutral Strategies Fund, LLC


By (Signature and Title)*      /s/ Michael F. Klein
                               -------------------------------
                               Michael F. Klein, President

Date: June 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Michael F. Klein
                               -------------------------------
                               Michael F. Klein, President

Date: June 26, 2007

By (Signature and Title)*      /s/ Scott D. Sawyer
                               -------------------------------
                               Scott D. Sawyer, Treasurer

Date: June 26, 2007

* Print the name and title of each signing officer under his or her signature.